OLD MUTUAL FUNDS I

Old Mutual Analytic Fund

Old Mutual Analytic Global Fund

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated September 23, 2008

to the Prospectus dated November 19, 2007, as supplemented

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds (the “Funds”), series funds of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Short Sales

On September 18, 2008, the Securities and Exchange Commission (the “SEC”) issued an emergency order that temporarily prohibits any person from effecting short sales in publicly traded securities of certain financial firms. This order terminates on October 2, 2008, unless extended by the SEC.

The Funds may use short sales as part of their investment strategies. Certain short sales opportunities are unavailable to the Funds until the order is withdrawn or modified. The order also may indirectly affect the selection of securities for the Funds’ long portfolios, because the Funds may not be able to effectively hedge their positions through short sales of securities issued by the financial firms identified in the order. The order also indirectly may affect pricing and operation of various derivative instruments related to the securities of the companies identified in the order, specifically stock index futures and stock index options in which the Funds may trade. The emergency nature of the order has created some uncertainty in established stock and derivative market mechanisms. Therefore, unforeseen market and operational risks may also result from the order.

The SEC issued another emergency order on September 18, 2008, requiring certain institutional investment managers, including the sub-adviser(s) to the Funds, to disclose information concerning daily short sales of certain securities on new Form SH on the first business day of every calendar week, beginning September 29, 2008. This order terminates on October 2, 2008, unless extended by the SEC. Form SH must be filed electronically on the SEC’s EDGAR system and will be made available to the public on EDGAR two weeks after the filing. The order requires more frequent disclosure of securities holdings than is otherwise permitted by the Funds’ Portfolio Holdings Disclosure Policy.

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Distributor: Old Mutual Investment Partners

R-08-367 09/2008

OLD MUTUAL FUNDS I

Old Mutual International Bond Fund

Old Mutual Provident Mid-Cap Growth Fund

Supplement dated September 23, 2008

to the Prospectus dated February 1, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds (the “Funds”), series funds of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Short Sales

On September 18, 2008, the Securities and Exchange Commission (the “SEC”) issued an emergency order that temporarily prohibits any person from effecting short sales in publicly traded securities of certain financial firms. This order terminates on October 2, 2008, unless extended by the SEC.

The Funds may use short sales as part of their investment strategies. Certain short sales opportunities are unavailable to the Funds until the order is withdrawn or modified. The order also may indirectly affect the selection of securities for the Funds’ long portfolios, because the Funds may not be able to effectively hedge their positions through short sales of securities issued by the financial firms identified in the order. The order also indirectly may affect pricing and operation of various derivative instruments related to the securities of the companies identified in the order, specifically stock index futures and stock index options in which the Funds may trade. The emergency nature of the order has created some uncertainty in established stock and derivative market mechanisms. Therefore, unforeseen market and operational risks may also result from the order.

The SEC issued another emergency order on September 18, 2008, requiring certain institutional investment managers, including the sub-adviser(s) to the Funds, to disclose information concerning daily short sales of certain securities on new Form SH on the first business day of every calendar week, beginning September 29, 2008. This order terminates on October 2, 2008, unless extended by the SEC. Form SH must be filed electronically on the SEC’s EDGAR system and will be made available to the public on EDGAR two weeks after the filing. The order requires more frequent disclosure of securities holdings than is otherwise permitted by the Funds’ Portfolio Holdings Disclosure Policy.

_____________________________

Distributor: Old Mutual Investment Partners

R-08-369 09/2008